American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Convertible Securities ETF (QCON)
November 30, 2024

Quality Convertible Securities ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CONVERTIBLE BONDS — 86.6%
Aerospace and Defense — 1.7%
Axon Enterprise, Inc., 0.50%, 12/15/27	297,000	842,234
Automobile Components — 0.5%
LCI Industries, 1.125%, 5/15/26	237,000	240,368
Automobiles — 1.4%
Ford Motor Co., 0.00%, 3/15/26(1)	709,000	705,432
Biotechnology — 1.6%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27(2)	331,000	310,003
Exact Sciences Corp., 0.375%, 3/1/28	281,000	251,460
Exact Sciences Corp., 1.75%, 4/15/31(3)	227,000	216,918
		778,381
Commercial Services and Supplies — 0.8%
Tetra Tech, Inc., 2.25%, 8/15/28	332,000	404,222
Construction and Engineering — 1.6%
Granite Construction, Inc., 3.75%, 5/15/28	215,000	473,135
Granite Construction, Inc., 3.25%, 6/15/30(3)	219,000	314,667
		787,802
Consumer Staples Distribution & Retail — 0.5%
Chefs' Warehouse, Inc., 2.375%, 12/15/28	195,000	236,057
Diversified Consumer Services — 1.1%
Stride, Inc., 1.125%, 9/1/27	273,000	559,615
Diversified REITs — 0.8%
COPT Defense Properties LP, 5.25%, 9/15/28(3)	312,000	377,609
Electric Utilities — 6.9%
Duke Energy Corp., 4.125%, 4/15/26	226,000	241,161
Evergy, Inc., 4.50%, 12/15/27(3)	397,000	444,230
FirstEnergy Corp., 4.00%, 5/1/26	710,000	732,015
NRG Energy, Inc., 2.75%, 9/1/25	138,000	342,017
PPL Capital Funding, Inc., 2.875%, 3/15/28	449,000	489,776
Southern Co., 3.875%, 12/15/25	496,000	547,201
Southern Co., 4.50%, 6/15/27(3)	537,000	582,499
		3,378,899
Electrical Equipment — 0.4%
Array Technologies, Inc., 1.00%, 12/1/28	247,000	183,138
Electronic Equipment, Instruments and Components — 2.6%
Advanced Energy Industries, Inc., 2.50%, 9/15/28	310,000	338,255
Insight Enterprises, Inc., 0.75%, 2/15/25	126,000	289,170
Itron, Inc., 0.00%, 3/15/26(1)	266,000	289,328
OSI Systems, Inc., 2.25%, 8/1/29(3)	337,000	376,260
		1,293,013
Entertainment — 4.0%
Cinemark Holdings, Inc., 4.50%, 8/15/25	239,000	579,369
Liberty Media Corp.-Liberty Formula One, 2.25%, 8/15/27	290,000	341,711
Live Nation Entertainment, Inc., 2.00%, 2/15/25	231,000	302,483
Live Nation Entertainment, Inc., 3.125%, 1/15/29(2)	540,000	772,281
		1,995,844
Financial Services — 2.7%
Block, Inc., 0.25%, 11/1/27	451,000	391,758
Euronet Worldwide, Inc., 0.75%, 3/15/25	349,000	345,580

Global Payments, Inc., 1.50%, 3/1/31(3)	174,000	176,530
Shift4 Payments, Inc., 0.50%, 8/1/27	345,000	393,975
		1,307,843
Food Products — 0.8%
Post Holdings, Inc., 2.50%, 8/15/27	326,000	397,538
Ground Transportation — 2.2%
Uber Technologies, Inc., 0.00%, 12/15/25(1)	573,000	613,532
Uber Technologies, Inc., Series 2028, 0.875%, 12/1/28(3)	388,000	465,076
		1,078,608
Health Care Equipment and Supplies — 8.0%
Dexcom, Inc., 0.25%, 11/15/25	849,000	816,367
Enovis Corp., 3.875%, 10/15/28	252,000	281,473
Haemonetics Corp., 0.00%, 3/1/26(1)	384,000	360,667
Haemonetics Corp., 2.50%, 6/1/29(3)	268,000	277,372
Integer Holdings Corp., 2.125%, 2/15/28	151,000	254,522
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	338,000	325,326
Lantheus Holdings, Inc., 2.625%, 12/15/27	326,000	435,403
LivaNova USA, Inc., 2.50%, 3/15/29(3)	315,000	330,435
Merit Medical Systems, Inc., 3.00%, 2/1/29(3)	399,000	533,504
NuVasive, Inc., 0.375%, 3/15/25	266,000	262,715
Omnicell, Inc., 0.25%, 9/15/25	82,000	78,720
		3,956,504
Health Care REITs — 1.2%
Welltower OP LLC, 2.75%, 5/15/28(3)	398,000	586,996
Hotels, Restaurants and Leisure — 7.3%
Airbnb, Inc., 0.00%, 3/15/26(1)	772,000	721,358
Booking Holdings, Inc., 0.75%, 5/1/25	331,000	915,438
Carnival Corp., 5.75%, 12/1/27	122,000	250,514
Expedia Group, Inc., 0.00%, 2/15/26(1)	372,000	368,181
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	237,000	226,216
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	158,000	775,162
Vail Resorts, Inc., 0.00%, 1/1/26(1)	339,000	320,143
		3,577,012
Household Products — 0.6%
Spectrum Brands, Inc., 3.375%, 6/1/29(3)	269,000	273,277
Interactive Media and Services — 0.7%
TripAdvisor, Inc., 0.25%, 4/1/26	383,000	359,886
IT Services — 3.2%
Akamai Technologies, Inc., 0.125%, 5/1/25	329,000	348,381
Akamai Technologies, Inc., 0.375%, 9/1/27	396,000	394,790
Akamai Technologies, Inc., 1.125%, 2/15/29	286,000	279,618
MongoDB, Inc., 0.25%, 1/15/26	83,000	131,636
Okta, Inc., 0.375%, 6/15/26	454,000	422,356
		1,576,781
Life Sciences Tools and Services — 0.5%
Repligen Corp., 1.00%, 12/15/28(3)	248,000	259,557
Machinery — 1.4%
Greenbrier Cos., Inc., 2.875%, 4/15/28	261,000	342,704
John Bean Technologies Corp., 0.25%, 5/15/26	366,000	362,706
		705,410
Media — 2.1%
Cable One, Inc., 1.125%, 3/15/28	234,000	190,453
Liberty Broadband Corp., 3.125%, 4/6/26(3)	374,000	382,039
Liberty Broadband Corp., 3.125%, 12/15/28(3)	198,000	239,335
Sirius XM Holdings, Inc., 2.75%, 12/1/49(3)	233,000	233,291
		1,045,118

Metals and Mining — 0.8%
MP Materials Corp., 3.00%, 3/1/30(3)	156,000	192,052
U.S. Steel Corp., 5.00%, 11/1/26	67,000	205,708
		397,760
Multi-Utilities — 1.7%
WEC Energy Group, Inc., 4.375%, 6/1/27(3)	430,000	477,371
WEC Energy Group, Inc., 4.375%, 6/1/29(3)	300,000	338,919
		816,290
Passenger Airlines — 1.2%
American Airlines Group, Inc., 6.50%, 7/1/25	537,000	580,894
Pharmaceuticals — 1.9%
Jazz Investments I Ltd., 2.00%, 6/15/26	512,000	518,758
Jazz Investments I Ltd., 3.125%, 9/15/30(3)	312,000	337,124
Revance Therapeutics, Inc., 1.75%, 2/15/27	125,000	100,469
		956,351
Professional Services — 0.7%
CSG Systems International, Inc., 3.875%, 9/15/28	350,000	362,562
Real Estate Management and Development — 1.6%
Zillow Group, Inc., 2.75%, 5/15/25	618,000	799,692
Semiconductors and Semiconductor Equipment — 3.7%
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26	426,000	700,309
Microchip Technology, Inc., 0.75%, 6/1/27(3)	308,000	292,842
MKS Instruments, Inc., 1.25%, 6/1/30(3)	427,000	437,192
ON Semiconductor Corp., 0.00%, 5/1/27(1)	283,000	406,226
		1,836,569
Software — 16.6%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(1)	182,000	171,206
Alarm.com Holdings, Inc., 2.25%, 6/1/29(3)	262,000	268,682
Bentley Systems, Inc., 0.125%, 1/15/26	574,000	567,658
BlackLine, Inc., 1.00%, 6/1/29(3)	355,000	393,820
Box, Inc., 1.50%, 9/15/29(3)	370,000	380,730
Datadog, Inc., 0.125%, 6/15/25	375,000	623,632
Dropbox, Inc., 0.00%, 3/1/28(1)	237,000	235,371
Five9, Inc., 0.50%, 6/1/25	412,000	401,000
Guidewire Software, Inc., 1.25%, 3/15/25	133,000	236,838
HubSpot, Inc., 0.375%, 6/1/25	234,000	595,523
InterDigital, Inc., 3.50%, 6/1/27	249,000	632,814
Nutanix, Inc., 0.25%, 10/1/27	328,000	417,149
Palo Alto Networks, Inc., 0.375%, 6/1/25	320,000	1,249,242
Pegasystems, Inc., 0.75%, 3/1/25	374,000	371,296
Progress Software Corp., 1.00%, 4/15/26	317,000	395,515
Progress Software Corp., 3.50%, 3/1/30(2)(3)	243,000	297,337
Rapid7, Inc., 0.25%, 3/15/27	249,000	233,437
Workiva, Inc., 1.25%, 8/15/28	381,000	382,861
Zscaler, Inc., 0.125%, 7/1/25	231,000	324,741
		8,178,852
Specialized REITs — 0.3%
Uniti Group, Inc., 7.50%, 12/1/27(3)	138,000	161,805
Specialty Retail — 1.6%
Guess?, Inc., 3.75%, 4/15/28	210,000	210,630
Match Group Financeco 2, Inc., 0.875%, 6/15/26(3)	310,000	290,315
Match Group Financeco 3, Inc., 2.00%, 1/15/30(3)	313,000	272,811
		773,756

Technology Hardware, Storage and Peripherals — 1.9%
Seagate HDD Cayman, 3.50%, 6/1/28	632,000	848,270
Xerox Holdings Corp., 3.75%, 3/15/30(3)	136,000	100,643
		948,913
TOTAL CONVERTIBLE BONDS (Cost $38,105,759)		42,720,588
CONVERTIBLE PREFERRED STOCKS — 12.7%
Banks — 5.1%
Bank of America Corp., 7.25%	914	1,139,758
Wells Fargo & Co., 7.50%	1,116	1,366,635
		2,506,393
Capital Markets — 1.7%
AMG Capital Trust II, 5.15%, 10/15/37	6,618	374,843
Ares Management Corp., 6.75%, 10/1/27	8,527	479,047
		853,890
Electric Utilities — 1.7%
NextEra Energy, Inc., 6.93%, 9/1/25	18,907	832,192
Financial Services — 2.1%
Apollo Global Management, Inc., 6.75%, 7/31/26	11,164	1,034,680
Machinery — 0.7%
Chart Industries, Inc., 6.75%, 12/15/25	4,446	319,934
Technology Hardware, Storage and Peripherals — 1.4%
Hewlett Packard Enterprise Co., 7.625%, 9/1/27	11,209	693,389
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,558,999)		6,240,478
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	111,122	111,122
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,058,968	1,058,968
TOTAL SHORT-TERM INVESTMENTS (Cost $1,170,090)		1,170,090
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $44,834,848)		50,131,156
OTHER ASSETS AND LIABILITIES — (1.6)%		(813,087)
TOTAL NET ASSETS — 100.0%		$49,318,069

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,034,176. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $10,311,238, which represented 20.9% of total net assets.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,058,968.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Convertible Bonds	—	$42,720,588	—
Convertible Preferred Stocks	$2,527,050	3,713,428	—
Short-Term Investments	1,170,090	—	—
	$3,697,140	$46,434,016	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.